Offsets	May 15, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Teradata Corporation
Form or Filing Type	S-8
File Number	333-238886
Initial Filing Date	Jun. 02, 2020
Fee Offset Claimed	$ 2,458.58
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	903,255
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,458.58
Termination / Withdrawal Statement	The Company previously filed a Registration Statement on Form S-8 with the Securities and Exchange Commission on June 2, 2020 (File No. 333-238886) (the Prior Registration Statement), which automatically became effective on filing, that registered an aggregate of 2,235,000 shares of Common Stock, par value $0.01 per share (Common Stock), to be offered by the Company from time to time under the Teradata New Employee Stock Inducement Plan, the Teradata Incentive Stock Purchase Plan and certain Restricted Share Unit Agreement Inducement Grants (collectively, the 2020 Plans and Grants). The offering of Common Stock pursuant to the 2020 Plans and Grants has since been terminated and 903,255 shares of Common Stock registered on the Prior Registration Statement remain unsold (the Unsold Securities). The Registrant hereby confirms that the offering of the Unsold Securities has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Teradata Corporation
Form or Filing Type	S-8
File Number	333-238886
Filing Date	Jun. 02, 2020
Fee Paid with Fee Offset Source	$ 2,458.58
Offset Note	The Company expects to offset a portion of the registration fee due hereunder by the amount of fees that was previously paid with respect to the Unsold Securities covered by the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. The fee previously paid for the Unsold Securities covered by the Prior Registration Statement was $2,458.58. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the registration fee due under this Registration Statement by $2,458.58 from the fees previously paid in connection with the Unsold Securities covered by the Prior Registration Statement, with $1,009.14 additional registration fee being paid in connection with the filing of this Registration Statement.